MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise North American Pipeline Fund - TPYP
Ecofin Global Water ESG Fund - EBLU
Ecofin Digital Payments Infrastructure Fund - TPAY
(together, the “Funds”)

Supplement dated August 31, 2020, to the Prospectus and Statement of Additional Information (“SAI”)
dated March 30, 2020, as amended
______________________________________________________________________________________________________

Fund Name Changes
Effective August 21, 2020, the names of the Tortoise Global Water ESG Fund and the Tortoise Digital Payments Infrastructure Fund were changed to the Ecofin Global Water ESG Fund and Ecofin Digital Payments Infrastructure Fund, respectively.

Investment Adviser Name Change
Tortoise Index Solutions, LLC the investment adviser to the Funds, is doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Prospectus and SAI are hereby changed to TIS Advisors.

Underlying Index Name Changes
The name of the Ecofin Global Water ESG and Ecofin Digital Payments Infrastructure Funds' underlying indices have been changed. The Ecofin Global Water ESG Fund's underlying index has changed from the Tortoise Global Water ESG Net Total Return Index to Ecofin Global Water ESG Net Total Return Index, and the Ecofin Digital Payments Infrastructure Fund's underlying index has changed from the Tortoise Digital Payments Infrastructure Index to the Ecofin Digital Payments Infrastructure Index.

______________________________________________________________________________________________________

This supplement should be retained with your Prospectus and SAI for future reference

MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise North American Pipeline Fund - TPYP
(the “Fund”)

Supplement dated August 31, 2020, to the Summary Prospectus
dated March 30, 2020, as amended
______________________________________________________________________________________________________

Tortoise Index Solutions, LLC the investment adviser to the Fund, is doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Summary Prospectus are hereby changed to TIS Advisors.

______________________________________________________________________________________________________

This supplement should be retained with your Summary Prospectus for future reference

MANAGED PORTFOLIO SERIES
(the “Trust”)

Ecofin Global Water ESG Fund - EBLU
(the “Fund”)

Supplement dated August 31, 2020, to the Summary Prospectus
dated March 30, 2020, as amended
______________________________________________________________________________________________________

Fund Name Change
Effective August 21, 2020, the name of the Tortoise Global Water ESG Fund was changed to the Ecofin Global Water ESG Fund.

Investment Adviser Name Change
Tortoise Index Solutions, LLC the investment adviser to the Fund, is doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Summary Prospectus are hereby changed to TIS Advisors.

Underlying Index Name Change
The name of the Ecofin Global Water ESG Fund's underlying index has been changed from the Tortoise Global Water ESG Net Total Return Index to Ecofin Global Water ESG Net Total Return Index.

______________________________________________________________________________________________________

This supplement should be retained with your Summary Prospectus for future reference

MANAGED PORTFOLIO SERIES
(the “Trust”)

Ecofin Digital Payments Infrastructure Fund - TPAY
(the “Fund”)

Supplement dated August 31, 2020, to the Summary Prospectus
dated March 30, 2020, as amended
______________________________________________________________________________________________________

Fund Name Change
Effective August 21, 2020, the name of the Tortoise Digital Payments Infrastructure Fund was changed to the Ecofin Digital Payments Infrastructure Fund.

Investment Adviser Name Change
Tortoise Index Solutions, LLC the investment adviser to the Fund, is doing business as TIS Advisors. All references to Tortoise Index Solutions, LLC in the Summary Prospectus are hereby changed to TIS Advisors.

Underlying Index Name Change
The name of the Ecofin Digital Payments Infrastructure Fund's underlying index has been changed from the Tortoise Digital Payments Infrastructure Index to the Ecofin Digital Payments Infrastructure Index.

______________________________________________________________________________________________________

This supplement should be retained with your Summary Prospectus for future reference